Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Earnings [Abstract]
Net revenues	$ 6,129	$ 6,108	$ 5,920	$ 5,643	$ 5,927	$ 6,402	$ 6,274	$ 5,760	$ 23,800	$ 24,363	$ 23,556
Cost of sales									7,680	7,704	7,990
Excise taxes on products									7,181	7,471	6,732
Gross profit	2,374	2,445	1,972	2,148	2,254	2,476	2,374	2,084	8,939	9,188	8,834
Marketing, administration and research costs									2,643	2,735	2,843
Changes to Kraft and PMI tax-related receivables									(14)	169	88
Asset impairment and exit costs	219		1	2	5	3	21	7	222	36	421
Amortization of intangibles									20	20	20
Operating income									6,068	6,228	5,462
Interest and other debt expense, net									1,216	1,133	1,185
Earnings from equity investment in SABMiller									(730)	(628)	(600)
Earnings before income taxes									5,582	5,723	4,877
Provision for income taxes									2,189	1,816	1,669
Net earnings	837	1,174	444	938	920	1,131	1,043	813	3,393	3,907	3,208
Net earnings attributable to noncontrolling interests	(1)	(1)		(1)	(1)		(1)		(3)	(2)	(2)
Net earnings attributable to Altria Group, Inc.	$ 836	$ 1,173	$ 444	$ 937	$ 919	$ 1,131	$ 1,042	$ 813	$ 3,390	$ 3,905	$ 3,206
Per share data:
Basic earnings per share attributable to Altria Group, Inc.	$ 0.41	$ 0.57	$ 0.21	$ 0.45	$ 0.44	$ 0.54	$ 0.50	$ 0.39	$ 1.64	$ 1.87	$ 1.55
Diluted earnings per share attributable to Altria Group, Inc.	$ 0.41	$ 0.57	$ 0.21	$ 0.45	$ 0.44	$ 0.54	$ 0.50	$ 0.39	$ 1.64	$ 1.87	$ 1.54